Derivative Instruments and Hedging (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Our foreign currency contracts are denominated in NIS and Euro. The gross notional amounts of outstanding foreign currency contracts in U.S. dollar were as follows:

	As of December 31,
	2025	2024
	(in thousands)
Derivatives Designated as Hedging Instruments:
Foreign currency contracts	$14,932	$27,432
Derivatives Not Designated as Hedging Instruments:
Foreign currency contracts	6,870	—
Total derivative instruments	$21,802	$27,432

Derivative Instruments, Gain (Loss)
The effect of foreign currency contracts on the Consolidated Statements of Operations during the periods presented were as follows:

	Derivatives Designated as Hedging Instruments			Derivatives Not Designated as Hedging Instruments
	Year Ended December 31,			Year Ended December 31,
	2025	2024	2023	2025	2024	2023
	(in thousands)
Statement of Operations Location:
Revenue	$(1,444)	$526	$168	$—	$—	$—
Cost of revenue	43	(9)	(146)	—	—	—
Research and development	2,206	(337)	(2,659)	—	—	—
Sales and marketing	913	(128)	(1,051)	—	—	—
General and administrative	1,214	(179)	(1,263)	—	—	—
Other income (expense), net	—	—	—	(935)	208	(534)
Total gain (loss) recognized in earnings	$2,932	$(127)	$(4,951)	$(935)	$208	$(534)

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table represents the net unrealized gains (losses) of foreign currency contracts designated as hedging instruments, net of tax, that were recorded in accumulated other comprehensive profit (loss) during the periods presented, and their effect on other comprehensive profit (loss) for the periods presented:

Net Unrealized Gains (Losses) on Derivatives Designated as Hedging Instruments
(in thousands)
Balance as of December 31, 2022	$(1,707)
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	6,585
Amount of net gains (losses) reclassified from accumulated other comprehensive profit (loss) to earnings	(4,951)
Other comprehensive profit (loss)	1,634
Balance as of December 31, 2023	$(73)
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	1,026
Amount of net gains (losses) reclassified from accumulated other comprehensive profit (loss) to earnings	(127)
Other comprehensive profit (loss)	899
Balance as of December 31, 2024	$826
Amount of net gains (losses) recorded in accumulated other comprehensive profit (loss)	(3,743)
Amount of net gains (losses) reclassified from accumulated other comprehensive profit (loss) to earnings	2,932
Other comprehensive profit (loss)	(811)
Balance as of December 31, 2025	$15
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